Earnings per share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share
Adjusted weighted average number of ordinary shares outstanding	3,601,140,133	3,601,140,133	3,601,140,133
Dilutive effect of share options on number of ordinary shares	1,691,413